Consolidated Statements of Cash Flows (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2010	Jun. 30, 2010	Dec. 31, 2009	Apr. 30, 2009
Stated interest rate (as a percent)	7.00%
8.00% Unsecured Convertible Notes
Stated interest rate (as a percent)	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%